Note 5 - Fair Value Measurements (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Notes Tables
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Table Text Block]
	Fair Value	Fair value measurement using
	September 30,
(in thousands)	2024	Level 1	Level 2	Level 3

Assets:
Money market funds	$592	$592	$-	$-
Total Assets	$592	$592	$-	$-

Liabilities:
Common stock warrant liability	$(8,621)	$-	$-	$(8,621)
Derivative liability - ELOC commitment note	(347)	-	-	(347)
Total Liabilities	$(8,968)	$-	$-	$(8,968)
	Fair Value	Fair value measurement using
	December 31,
(in thousands)	2023	Level 1	Level 2	Level 3

Assets:
Money market funds	$3,532	$3,532	$-	$-
Total Assets	$3,532	$3,532	$-	$-

	Fair Value	Fair value measurement using
	December 31,
(in thousands)	2023	Level 1	Level 2	Level 3

Cash equivalents:
Money market funds	$3,532	$3,532	$-	$-
Total Assets	$3,532	$3,532	$-	$-
	Fair Value	Fair value measurement using
	December 31,
(in thousands)	2022	Level 1	Level 2	Level 3

Cash equivalents:
Money market funds	$4,212	$4,212	$-	$-
Total Assets	$4,212	$4,212	$-	$-

Fair Value Measurements, Nonrecurring [Table Text Block]
	Fair Value	Fair value measurement using
	December 31,
(in thousands)	2023	Level 1	Level 2	Level 3

Goodwill	$-	$-	$-	$-
	Fair Value	Fair value measurement using
	December 31,
(in thousands)	2022	Level 1	Level 2	Level 3

Intangible assets:
Rostafuroxin drug candidate	$2,910	$-	$-	$2,910

Goodwill	$3,058	$-	$-	$3,058